Financial liabilities - Contractual maturities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Trade payables	SFr 90.0	SFr 111.0
Current lease liabilities	26.5	24.4
Other financial liabilities	10.3	9.5
Other current financial liabilities	36.8	33.9
Non-current lease liabilities	157.7	153.3
Other non-current financial liabilities	157.7	153.3
Due within 3 months
Disclosure of financial liabilities [line items]
Trade payables	90.0	111.0
Current lease liabilities	6.4	5.8
Other financial liabilities	10.3	9.5
Other current financial liabilities	16.7	15.4
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 4 to 12 months
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	20.1	18.5
Other financial liabilities	0.0	0.0
Other current financial liabilities	20.1	18.5
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0	0.0
Due 1 to 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	74.2	73.6
Other non-current financial liabilities	74.2	73.6
Due > 5 years
Disclosure of financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	83.5	79.7
Other non-current financial liabilities	SFr 83.5	SFr 79.7